Note 19 - Intro AQ Section (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	€ 764,298	€ 699,393
Allowance for Credit Losses	[1],[2]	4,895	4,946
of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		476,077
Allowance for Credit Losses		4,754
Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		41	20
Fair value		28,979	55,834
Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	443	419
Notional Amount		285,948	262,856
Stage 1 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	711,021	651,637
Allowance for Credit Losses	[1],[2]	440	544
Stage 1 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		425,342
Allowance for Credit Losses		421
Stage 1 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		15	12
Fair value		28,609	55,566
Stage 1 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	108	144
Notional Amount		268,857	251,545
Stage 2 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	40,653	35,372
Allowance for Credit Losses	[1],[2]	532	648
Stage 2 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		38,809
Allowance for Credit Losses		530
Stage 2 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		10	6
Fair value		326	163
Stage 2 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	111	74
Notional Amount		14,498	8,723
Stage 3 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	11,326	10,655
Allowance for Credit Losses	[1],[2]	3,740	3,614
Stage 3 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		10,653
Allowance for Credit Losses		3,627
Stage 3 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		16	2
Fair value		44	105
Stage 3 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	225	200
Notional Amount		2,582	2,587
Stage 3 POCI [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	1,297	1,729
Allowance for Credit Losses	[1],[2]	182	139
Stage 3 POCI [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		1,272
Allowance for Credit Losses		177
Stage 3 POCI [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0	0
Fair value		0	0
Stage 3 POCI [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	0	0
Notional Amount		€ 11	€ 1

[1]	Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets
[2]	Allowance for credit losses do not include allowance for country risk amounting to € 4 million as of December 31, 2021 and € 5 million as of December 31, 2020
[3]	Allowance for credit losses do not include allowance for country risk amounting to € 6 million as of December 31, 2021 and € 4 million as of December 31, 2020